Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
State Farm Growth Fund | State Farm Growth Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	19.26%	21.11%	17.59%	(10.53%)	25.64%	15.63%	28.01%	(5.31%)	16.58%	15.39%
State Farm Balanced Fund | State Farm Balanced Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	15.67%	15.03%	13.68%	(9.51%)	17.45%	13.66%	21.42%	(3.52%)	11.40%	9.54%
State Farm Interim Fund | State Farm Interim Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	5.71%	3.11%	4.15%	(5.59%)	(1.52%)	4.06%	4.21%	1.39%	0.71%	0.65%
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	5.37%	1.17%	4.61%	(6.22%)	0.75%	5.44%	6.16%	1.35%	3.90%	0.30%